SUBSEQUENT EVENTS	Mar. 31, 2023
March 31, 2023
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On December 26, 2022, the Company approved an equity incentive plan.  Under this plan the company approved and set aside a total of 15,975,000 of restricted stock units and 36,000,000 of restricted stock awards with a strike price of $0.00 to $0.01 to sixteen individuals.

The key terms for the 15,975,000 RSU are as follows:  the effective grant date for all RSU’s will be  April 28, 2023.  Each of the RSU’s will have a purchase price of $0.01 (prior to the reverse split).  8,900,000 of the RSU’s will have an expiration date of June 30, 2023, while 7,075,000 will have an expiration date of March 31, 2024.  All of the RSU will be immediately vested once granted.  If the Company does not receive payment or consideration by the holder by the expiration date, the RSU will be forfeited.  The RSU’s comply with Section 409A.

The key terms for the 36,000,000 RSA are as follows:  the effective grant date for all of the RSA’ will be granted based on when the Company uplist occurs.  5,500,000 of the RSA’s are vested once the Company reaches a $30M market cap.    Additionally, 5,500,000 of the RSA’s will  vest once the Company reaches a $35M market cap.  Also, 23,000,000 of the RSA’s will vest once the Company uplist occurs.  Finally, 2,000,000 of the RSA’s will vest once the Company closes the Hyperion/OP&M acquisition.  All of the RSA’s have an expiration date of five years after the date of grant.  The grant value of each RSA will be $0.00.

The Company evaluated its March 31, 2023 financial statements for subsequent events through April 14, 2023, the date the financial statements were available to be issued.

December 31, 2022
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

COVID-19

On December 26, 2022, the Company approved an equity incentive plan.  Under this plan the company approved and set aside a total of 15,975,000 of restricted stock units and 36,000,000 of restricted stock awards with a strike price of $0.00 to $0.01 to sixteen individuals.

The key terms for the 15,975,000 RSU are as follows:  the effective grant date for all RSU’s will be  April 28, 2023.  Each of the RSU’s will have a purchase price of $0.01 (prior to the reverse split).  8,900,000 of the RSU’s will have an expiration date of June 30, 2023, while 7,075,000 will have an expiration date of March 31, 2024.  All of the RSU will be immediately vested once granted.  If the Company does not receive payment or consideration by the holder by the expiration date, the RSU will be forfeited.  The RSU’s comply with Section 409A.

The key terms for the 36,000,000 RSA are as follows:  the effective grant date for all of the RSA’ will be granted based on when the Company uplist occurs.  5,500,000 of the RSA’s are vested once the Company reaches a $30M market cap.    Additionally, 5,500,000 of the RSA’s will  vest once the Company reaches a $35M market cap.  Also, 23,000,000 of the RSA’s will vest once the Company uplist occurs.  Finally, 2,000,000 of the RSA’s will vest once the Company closes the Hyperion/OP&M acquisition.  All of the RSA’s have an expiration date of five years after the date of grant.  The grant value of each RSA will be $0.00.

On January 13, 2023 the Company entered into definitive agreement to acquire nutraceutical manufacturer, Hyperion, and its digital marketing affiliate, Online Publishing and Marketing.  The total purchase price for the acquisitions will be $1,750,000 in cash, $1,300,000 in the form of secured promissory notes, and $1,250,000 worth of our common stock.

On January 24, 2023, we entered into a Securities Purchase Agreement for the sale of convertible notes in the aggregate principal amount of $388,888, and warrants to acquire 7,421,544 shares of our common stock at an exercise price of $0.04716 per share, to two investors. The Notes contained an original issue discount of 10%, and thus the proceeds to us were $350,000. The Notes do not bear interest unless we are in default, have a maturity date of October 24, 2023, and all amounts are payable on the maturity date. The Notes are convertible into our common stock at the election of the holder at means ninety percent (90%) of the lowest VWAP of our common stock for the five (5) consecutive Trading Days immediately preceding the date of the issuance of a Conversion Election.

The Company evaluated its December 31, 2022 financial statements for subsequent events through March 7, 2023, the date the financial statements were available to be issued.